Share Capital	12 Months Ended
Jun. 30, 2024
Share Capital [Abstarct]
Share Capital
7.	Share Capital

SUCCESSOR

Preference Shares

We are authorized to issue 50,000,000 undesignated preference shares, par value of $0.0002 each. Our board of directors has the authority to determine the rights, preferences and designations of each series of preference shares to be issued including voting powers, dividend rights, conversion rights, and redemption/liquidation privileges, all as permitted by Bermuda law and our bye-laws. As of June 30, 2024, no series of preference shares has been designated by our board of directors and no preference shares have been issued.

Common Shares

We are authorized to issue 450,000,000 common shares, par value $0.0002 each, and have designated two series of common shares whose rights are described below:

Class A Common Shares – we have designated and authorized 20,000,000 Class A Common Shares. Each Class A Common Share is entitled to 20 votes on all matters subject to a vote of shareholders and to such dividends as our board of directors may from time to time declare. Each Class A Common Share may be converted at any time into one (1) Class B Common Share. There are 9,400,000 Class A Common Shares issued and outstanding at June 30, 2024, 6,000,000 of which are owned by our CEO.

Class B Common Shares – we have designated 430,000,000 Class B Common Shares. Each Class B Common Share is entitled to one (1) vote on all matters subject to a vote of shareholders. There are 4,475,000 Class B Common Shares issued and outstanding at June 30, 2024.

Concurrent with our formation, we issued a total of 1,000,000 Class A Common Shares to three individuals, one of which was our CEO who received 650,000 shares. Under the SEA described in Note 3, we exchanged 9,000,000 additional Class A Common Shares. Our CEO is currently our largest shareholder owning 6,000,000 Class A Common Shares. The 9,400,000 Class A Common Shares issued and outstanding as of June 30, 2024 resulted from the SEA (9,000,000 shares), the issuance of founders’ shares (1,000,000 shares) and the transfer of 600,000 shares discussed below.

Prior to the SEA, RoyaLand Company sold 2,000,000 shares of Class B common stock to various shareholders for $0.25 per share and received proceeds of $500,000. Additionally, we issued 75,000 Class B Common Shares to the former owners of OAPLT upon the exercise of their share options. The Class B Common Shares that these shareholders now hold as a result of these transactions are subject to certain lockup provisions until 180 days after the commencement of trading of our Class B Common Shares, subject to certain exceptions.

During the year ended June 30, 2024 and the period November 29, 2022 to June 30, 2023, there was the following additional activity in connection with our common shares:

Sales of Shares

During the period November 29, 2022 to June 30, 2023, we conducted private placements of our Class B Common Shares and issued 300,000 Class B Common Shares to investors at $1.00 per share for gross proceeds totaling $300,000. Gross proceeds from the sale were reduced by $49,000, mainly representing placement agent fees paid to Boustead in accordance with the agreement disclosed in Note 6, resulting in net proceeds of $251,000. In addition, $125,000 of proceeds were received into escrow for 125,000 shares subscribed as of June 30, 2023, but not yet issued. These shares are reflected in “Common shares – Class B to be issued” on the accompanying June 30, 2023 consolidated balance sheet.

During the year ended June 30, 2024, we conducted private placements of our Class B Common Shares and issued to investors 1,325,000 Class B Common Shares, inclusive of the 125,000 shares categorized at June 30, 2023 as “to be issued”. The shares were subscribed at $1.00 per share.

a.	Private placements of Class B Common Shares with a number of investors under which we issued 825,000 Class B Common Shares at $1.00 per share.

b.	Private placements of units of securities, consisting of (i) one Class B Common Share and (ii) a three-year warrant to purchase 2.5 Class B Common Shares (the “Units”), with three investors under which we issued 500,000 Units at $1.00 per Unit for gross proceeds of $500,000.

The gross proceeds of $1,325,000 were reduced by $214,945 mainly representing placement agent fees paid to Boustead, and also $125,000 of cash in escrow at June 30, 2023 resulting in net proceeds of $985,055 received during the year ended June 30, 2024.

The Class B Common Shares are subject to certain lockup provisions until 180 days after the commencement of trading of our Class B Common Shares, subject to certain exceptions.

Issuance of Advisor Shares

In May 2023, we issued a total of 175,000 Class B Common Shares to seven individuals. The shares were issued under the 2023 Equity Incentive Plan described below. We valued the shares at $175,000, or $1.00 per share, which represents the most recent sale price for our Class B Common Shares. We recorded a general and administrative expense for that amount in connection with these issuances.

Transfer of Shares

In January 2023, our CEO transferred 500,000 of his Class A Common Shares to an individual, at which time the shares were converted to Class B Common Shares. In March 2023, a shareholder transferred 100,000 of his Class A Common Shares to a company, at which time the shares were converted to Class B Common Shares.

Exercise of Share Options

During the period November 29, 2022 to June 30, 2023, we issued 75,000 Class B Common Shares to the former owners of OAPLT upon the exercise of their share options.

Share Option

On May 20, 2024, we granted an option to purchase 50,000 Class B Common Shares to Alberto Libanori, a director of our Company. The options are exercisable at $2.00 per share and expire seven (7) years from the date of grant. The option vests over a three-year period at a rate of 1/3 of the shares per year on each yearly anniversary of the grant date.

We valued the share option at $50,000 using the Black-Scholes option pricing model and are recording a general and administrative expense ratably over the three-year vesting period. For the year ended June 30, 2024, we recorded an expense of $1,872. The range of assumptions used in determining the fair value of the share option was as follows:

June 30, 2024
Expected term in years	7 years
Risk-free interest rate	4.44%
Annual expected volatility	300.0%
Dividend yield	0.00%

Risk-free interest rate: We use the risk-free interest rate of a U.S. Treasury Bill with a similar term on the date of the option grant.

Volatility: We estimate the expected volatility of the share price based on the corresponding volatility of our historical share price.

Dividend yield: We use a 0% expected dividend yield as we have not paid dividends to date and do not anticipate declaring dividends in the near future.

Remaining term: The remaining term is based on the remaining contractual term of the option.

Activity related to the share option for the year ended June 30, 2024 is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding, June 30, 2023	-	$-
Activity during the year ended June 30, 2024:
Options granted	50,000	2.00
Outstanding, June 30, 2024	50,000	2.00
Exercisable, end of period	-	$2.00	6.9	$0

Warrants

In connection with the private placements discussed above, we issued the following warrants:

1.	For the private placements of Class B Common Shares during the period November 29, 2022 to June 30, 2023, we issued Boustead warrants to purchase 21,000 Class B Common Shares which is equal to seven percent (7%) of the transaction share amounts. The warrants are exercisable from the issue date at $1.00 per share and expire five years from the date of issuance.

2.	For the private placements of Class B Common Shares and units of securities during the year ended June 30, 2024, we issued Boustead warrants to purchase 92,750 Class B Common Shares which is equal to seven percent (7%) of the transaction share amounts. The warrants are exercisable from the issue date at $1.00 per share and expire five years from the date of issuance.

3.	For the private placement of units of securities during the year ended June 30, 2024, we issued the investors warrants to purchase 1,250,000 Class B Common Shares. The warrants are exercisable from the issue date at $1.00 per share and expire three years from the date of issuance.

We valued the warrants at the values shown below using the Black-Scholes option pricing model. The range of assumptions used in determining the fair value of the warrants were as follows:

	Year Ended June 30, 2024	Period November 29, 2022 to June 30, 2023
Value of warrants	$1,342,750	$21,000
Expected term in years	3 to 5 years	5 years
Risk-free interest rate	4.00% to 4.64%	3.29% to 4.26%
Annual expected volatility	300.0%	300.0%
Dividend yield	0.00%	0.00%

Risk-free interest rate: We use the risk-free interest rate of a U.S. Treasury Bill with a similar term on the date of the warrant issuance.

Volatility: We estimate the expected volatility of the share price based on the corresponding volatility of our historical share price.

Dividend yield: We use a 0% expected dividend yield as we have not paid dividends to date and do not anticipate declaring dividends in the near future.

Remaining term: The remaining term is based on the remaining contractual term of the warrant.

Activity related to the warrants for the period November 29, 2022 through June 30, 2023 and the year ended June 30, 2024 is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding, beginning	—	—
Granted during the period November 29, 2022 through June 30, 2023	21,000	$1.00
Outstanding, June 30, 2023	21,000	$1.00
Granted during the year ended June 30, 2024:
To Boustead	92,750	$1.00
To private placement investors	1,250,000	$1.00
Outstanding, June 30, 2024	1,363,750	$1.00
Exercisable, end of period	1,363,750	$1.00	2.2	$0

Equity Incentive Plan

In February 2023, we adopted the 2023 Equity Incentive Plan under which 2,000,000 Class B Common Shares are reserved for issuance of grants, awards and options. The 175,000 shares issued to advisors and the 50,000 option shares referred to above were issued under the plan and there are 1,775,000 shares available to be issued as of June 30, 2024.

PREDECESSOR

As stated in Note 1, OAPLT was formed on November 24, 2017, at which time 400 shares of its share capital were issued to each of its two owners for a total of 800 shares issued and outstanding. Each share has a nominal value of $11.93 (ten euros). Under French law, 5% of net income must be transferred to the legal reserve until the legal reserve reaches 10% of the nominal value of the share capital. This reserve cannot be distributed to the shareholders other than upon liquidation but can be used to offset losses.